Fair Value Of Financial Instruments - Schedule (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 82,835	$ 42,846	$ 41,300	$ 61,360
Accounts receivable	8,441	5,103
Accounts payable	1,577	1,277
Due to related parties, short term	2,848	27,815
Due to related parties, long term	5,144	57,701
Loans receivable from affiliates	2,660	0
Book Value
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	82,835	42,846
Restricted cash	24,962	21,163
Accounts receivable	8,441	5,103
Accounts payable	1,577	1,277
Due to related parties, short term	2,848	27,815
Ship mortgage notes and premium	610,000	506,593
Other Long-term debt	544,448	487,493
Loans due to related party	0	35,000
Due to related parties, long term	5,144	57,701
Loans receivable from affiliates	2,660	0
Fair Value
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	82,835	42,846
Restricted cash	24,962	21,163
Accounts receivable	8,441	5,103
Accounts payable	1,577	1,277
Due to related parties, short term	2,848	27,815
Ship mortgage notes and premium	622,963	482,275
Other Long-term debt	544,448	487,493
Loans due to related party	0	35,000
Due to related parties, long term	5,144	57,701
Loans receivable from affiliates	$ 2,660	$ 0